Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
20. Property, Plant and Equipment
Regulated and Non-Regulated Assets
Property, plant and

equipment consisted of the following regulated and non-regulated assets:

As at December 31 December 31
millions of Canadian dollars

Estimated useful life 2021 2020
Generation 3

to
131 $

11,173 $

11,474
Transmission 11

to
80

2,532

2,414
Distribution 4

to
80

6,305

5,997
Gas transmission and distribution 7

to
85

4,385

3,879
General plant and other

(1)
2

to
60

2,473

2,127
Total

cost

26,868

25,891
Less: Accumulated depreciation
(1)
(8,739) (8,714)

18,129

17,177
Construction work in progress
(1)

2,224

2,358
Net book value $

20,353 $

19,535
(1) SeaCoast owns a 50
% undivided ownership interest in a jointly

owned
26
-mile pipeline lateral located in Florida, which went

into
service in 2020. At December 31, 2021, SeaCoast’s

share of plant in service was $
27

million (2020 - $
34

million), and accumulated
depreciation of $ 1

million (2020 - nil). SeaCoast’s undivided ownership

interest is financed with its funds and all operations

are
accounted for as if such participating interest were

a wholly owned facility. SeaCoast’s share of direct expenses of the jointly owned pipeline is included in OM&G in the Consolidated

Statements of Income.